Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	March 31, 2024	December 31, 2023
Marketing reimbursement	$2,031	$2,834
Accrued compensation	2,752	1,687
Accrued clinical trials and R&D	4,549	3,694
Accrued selling and marketing	845	1,110
Accrued professional fees	1,152	1,505
Accrued warranty	21	44
Accrued restructuring	8	655
Other accrued expenses	3,148	3,966

Total accrued expenses and other current liabilities	$14,506	$15,495

Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2023	2022
Distributor fees and marketing reimbursements	$2,834	$6,348
Accrued compensation	1,687	3,453
Accrued clinical trials and R&D	3,694	228
Accrued selling and marketing	1,110	481
Accrued professional fees	1,505	2,105
Accrued interest	—	489
Accrued warranty	44	48
Accrued restructuring	655	—
Other accrued expenses	3,966	2,641

Total accrued expenses and other current liabilities	$15,495	$15,793